BORROWINGS (Details) - MACA Limited $ in Thousands, $ in Thousands		10 Months Ended		12 Months Ended
	Jan. 01, 2020 USD ($)	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2019 AUD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Outstanding loan							$ 42,693	$ 0
Principal repayment of Loan						$ 48,444
Borrowings, adjustment to interest rate basis		5.00%			5.00%		5.00%
MACA Limited loan
Disclosure of detailed information about borrowings [line items]
Outstanding loan							$ 16,060	$ 0
Principal repayment of Loan		$ 32,343	$ 22,529		$ 6,000
Borrowings, interest rate basis					Reserve Bank of Australia reserve	Reserve Bank of Australia reserve
Borrowings, adjustment to interest rate basis		5.00%			5.00%		5.00%
Borrowings converted		$ 15,000	$ 10,524		$ 15,000	$ 10,524
Common shares issued on conversion of borrowings | shares					14,077,806	14,077,806
Cash repayments from bought deal offering					$ 2,385	$ 1,619
Percentage of the net cash proceeds from bought deal offering, required to be paid to MACA and applied against the outstanding balance of the Loan					10.00%	10.00%
Monthly principal repayments					$ 1,238	$ 2,513
Repayments from IXM Group Promissory Note						$ 1,000
Percentage of the net cash proceeds from the IXM Group Promissory Note, required to be paid to MACA and applied against the outstanding balance of the Loan					10.00%	10.00%
MACA Limited loan | Repayment of borrowings
Disclosure of detailed information about borrowings [line items]
% of the net cash proceeds from any third-party debt or equity financing required to be paid to MACA and applied against the outstanding balance of the Loan					10.00%	10.00%
Principal repayment of Loan	$ 1,000
Monthly principal repayments					$ 3,714	$ 2,513
Repayments from IXM Group Promissory Note						$ 1,000
Percentage of the net cash proceeds from the IXM Group Promissory Note, required to be paid to MACA and applied against the outstanding balance of the Loan					10.00%	10.00%
MACA Limited loan | Beadell
Disclosure of detailed information about borrowings [line items]
Outstanding loan		54,700			$ 54,700		$ 38,822
Cash repayments from bought deal offering					17,343	$ 12,005
MACA Limited loan, Original Loan
Disclosure of detailed information about borrowings [line items]
Principal Amount		54,700			$ 54,700
% of the net cash proceeds from any third-party debt or equity financing required to be paid to MACA and applied against the outstanding balance of the Loan					30.00%	30.00%
% of the net proceeds from any exercise of warrants required to be paid to MACA and applied against the outstanding balance of the Loan					30.00%	30.00%
Principal repayment of Loan				$ 18,000	$ 12,000
Conversion right (as a percent)					100.00%	100.00%
MACA Limited loan, As Amended
Disclosure of detailed information about borrowings [line items]
Principal Amount		$ 54,700			$ 54,700
% of the net cash proceeds from any third-party debt or equity financing required to be paid to MACA and applied against the outstanding balance of the Loan					10.00%	10.00%
% of the net proceeds from any exercise of warrants required to be paid to MACA and applied against the outstanding balance of the Loan					20.00%	20.00%
Principal repayment of Loan				$ 18,000	$ 16,500
Ultimate parent guarantee - amount of repayments					6,000
Conversion right, amount					15,000
Conversion right, Quarterly limit amount					$ 5,000
Conversion right, discount (as a percent)					5.00%	5.00%
Conversion right, threshold number of days for volume weighted average price					20 days	20 days
Conversion right, percentage to be applied to reduce the remaining monthly payments on a pro-rata basis					50.00%	50.00%
Conversion right, guaranteed payments					$ 6,000